Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 17.4
Share based compensation not yet recognized for unvested shares vesting period	2 years 9 months 18 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 7.81